VOYA EQUITY TRUST

Voya Corporate Leaders® 100 Fund

VOYA MUTUAL FUNDS

Voya Global High Dividend Low Volatility Fund

(each a “Fund” and together, the “Funds”)

Supplement dated November 5, 2025 to the

           Funds’ current Prospectuses

(each a “Prospectus” and together, the “Prospectuses”)

Effective October 31, 2025: (1) Justin Montminy, CFA was removed as a portfolio manager for the Funds;

(2)Mark Buccigross was added as a portfolio manager for Voya Corporate Leaders® 100 Fund; and (3) Steve Gao, PhD, CFA, FRM and Russell Shtern, CFA were added as portfolio managers for Voya Global High Dividend Low Volatility Fund.

I.Effective October 31, 2025, all references to Justin Montminy, CFA as a portfolio manager for the Funds are removed from the Prospectuses.

II.Effective October 31, 2025, the Prospectuses are revised as follows:

1.The sub-section of the Prospectus entitled “Portfolio Management – Voya Investment Management Co. LLC – Portfolio Managers” in Voya Corporate Leaders® 100 Fund’s Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Mark Buccigross	Kai Yee Wong
Portfolio Manager (since 10/25)	Portfolio Manager (since 11/19)

2.The sub-section of the Prospectus entitled “Portfolio Management – Voya Investment Management Co. LLC – Portfolio Managers” in Voya Global High Dividend Low Volatility Fund’s Summary Section is deleted in its entirety and replaced with the following:

Portfolio Managers
Steve Gao, PhD, CFA, FRM	Russell Shtern, CFA
Portfolio Manager (since 10/25)	Portfolio Manager (since 10/25)
Kai Yee Wong
Portfolio Manager (since 11/19)

3.The table in the sub-section of the Voya Corporate Leaders® 100 Fund’s Prospectus entitled “Management of the Funds – Portfolio Management” is amended to include the following:

Portfolio Manager	Investment Adviser	Fund	Recent Professional
	or Sub-Adviser		Experience
Mark Buccigross	Voya IM	Voya Corporate	Mr. Buccigross, Portfolio
		Leaders® 100 Fund	Manager, is on the quantitative
equity team at Voya IM. Prior to
joining Voya IM, he worked as
an equity trader at State Street
1

Global Advisors, where he was responsible for supporting U.S., Canada, and emerging market portfolio managers across fundamental active, active quantitative, and passive strategies. Prior to that, Mr. Buccigross held a similar position at GE Asset Management.

4.The table in the sub-section of the Voya Global High Dividend Low Volatility Fund’s Prospectus entitled “Management of the Funds – Portfolio Management” is amended to include the following:

Portfolio Manager	Investment Adviser	Fund	Recent Professional
	or Sub-Adviser		Experience
Steve Gao, PhD,	Voya IM	Voya Global High	Mr. Gao, Portfolio Manager,
CFA, FRM		Dividend Low	vice president and quantitative
		Volatility Fund	analyst on the quantitative equity
team at Voya Investment
Management. Prior to joining
Voya, Mr. Gao was a research
analyst on the US equity strategy
team at Barclays, with a focus on
quantitative analysis of US
equities. Prior to that, Mr. Gao
worked at Macquarie as a
quantitative equity researcher.
While at Macquarie, Mr. Gao
conducted in-depth, factor-
related research for asset
managers.
Russell Shtern, CFA	Voya IM	Voya Global High	Mr. Shtern, Portfolio Manager,
		Dividend Low	joined Voya IM in 2022. Prior to
		Volatility Fund	joining Voya IM, he served as a
		Voya Multi-	senior portfolio manager at
		Manager	Franklin Templeton’s
		International Equity	Investment Solutions group
		Fund	(2020-2022) where he was
responsible for managing smart
beta and active multi-factor
equity strategies. Prior to that,
Mr. Shtern was head of equity
portfolio management and
trading and a member of the
global equity management team
for QS Investors (a Legg Mason
affiliate), a quantitative multi-
asset and equity manager (2014-
2020).
2
Kai Yee Wong	Voya IM	Voya Global High	Ms. Wong, Portfolio Manager,
		Dividend Low	joined Voya IM in 2012 and is
		Volatility Fund	responsible for the portfolio
		Voya Multi-	management of the index,
		Manager Emerging	research enhanced index, and
		Markets Equity	smart beta strategies. Prior to
		Fund	that, she worked as a senior
equity portfolio manager at
Northern Trust (2003-2009)
where she was responsible for
managing various global indices,
including developed, emerging,
real estate, Topix, and socially
responsible benchmarks.

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VOYA EQUITY TRUST

Voya Corporate Leaders® 100 Fund

VOYA MUTUAL FUNDS

Voya Global High Dividend Low Volatility Fund

(each a “Fund” and together, the “Funds”)

Supplement dated November 5, 2025

to the Funds’ current Statements of Additional Information

(each an “SAI” and together, the “SAIs”)

Effective October 31, 2025: (1) Justin Montminy, CFA was removed as a portfolio manager for the Funds; (2) Mark Buccigross is added as a portfolio manager for Voya Corporate Leaders® 100 Fund; and (3) Steve Gao, PhD, CFA, FRM and Russell Shtern, CFA were added as portfolio managers for Voya Global High Dividend Low Volatility Fund.

I.Effective October 31, 2025, all references to Justin Montminy, CFA as a portfolio manager for the Funds are removed from the Prospectuses.

II.Effective October 31, 2025, the Prospectuses are revised as follows:

Voya Corporate Leaders® 100 Fund

1.The table in the sub-section of the SAI entitled “Portfolio Management – Other Accounts Managed – Voya IM” is amended to include the following:

		Registered Investment		Other Pooled Investment		Other Accounts
Portfolio		Companies		Vehicles
		Number of	Total Assets	Number of	Total Assets	Number of	Total Assets
Manager	Fund(s)	Accounts		Accounts		Accounts
Mark	Voya	18	$18,788,717,994	0	$0	0	$0
Buccigross3	Corporate
Leaders 100®
Fund
Voya Multi-
Manager Mid
Cap
Value Fund

3       As of August 31, 2025.

2.The line item with respect to the Fund in the table in the sub-section of the SAI entitled “Portfolio Management – Compensation – Voya IM and Voya Investments” is deleted in its entirety and replaced with the following:

Fund	Portfolio Manager	Benchmark
Voya Corporate Leaders® 100 Fund	Mark Buccigross and Kai Yee	S&P 500® Index
Wong
1

3.The table in the sub-section of the SAI entitled “Portfolio Management – Ownership of Securities” is amended to include the following:

Portfolio Manager	Investment Adviser or	Fund(s) Managed by	Dollar Range of Fund
	Sub-Adviser	the Portfolio Manager	Shares Owned
Mark Buccigross15	Voya IM	Voya Corporate	None
Leaders 100® Fund

		Voya Multi-Manager	None
Mid Cap Value Fund

15As of August 31, 2025. In addition to the investments shown in this table, Mr. Buccigross has allocated a dollar range of $1-$10,000 in Fund shares to an investment option that tracks the performance of Voya Corporate Leaders® 100 Fund.

Voya Global High Dividend Low Volatility Fund

4.The table in the sub-section of the SAI entitled “Portfolio Management – Other Accounts Managed – Voya IM” is amended to include the following:

		Registered Investment		Other Pooled Investment		Other Accounts
Portfolio		Companies		Vehicles
		Number of	Total Assets	Number of	Total Assets	Number of	Total Assets
Manager	Fund(s)	Accounts		Accounts		Accounts
Steve Gao,	Voya Global	0	$0	0	$0	0	$0
PhD, CFA,	High Dividend
FRM2	Low Volatility
Fund
Russell	Voya Global	2	$381,820,027	1	$1,533	8	$7,873,332
Shtern,	High Dividend
CFA2	Low Volatility
Fund
Voya Multi-
Manager
International
Equity Fund

2     As of August 31, 2025.

5. The line item with respect to the Fund in the table in the sub-section of the SAI entitled “Portfolio Management – Compensation – Voya IM and Voya Investments” is deleted in its entirety and replaced with the following:

Fund	Portfolio Manager	Benchmark
Voya Global High Dividend Low	Steve Gao, PhD, CFA, FRM,	MSCI All Country World
Volatility Fund	Russell Shtern, CFA and Kai	IndexSM
Yee Wong

6. The table in the sub-section of the SAI entitled “Portfolio Management – Ownership of Securities” is amended to include the following:

2

Portfolio Manager	Investment Adviser or	Fund(s) Managed by	Dollar Range of Fund
	Sub-Adviser	the Portfolio Manager	Shares Owned
Steve Gao, PhD, CFA,	Voya IM	Voya Global High	None
FRM4		Dividend Low Volatility
Fund
Russell Shtern, CFA4,5	Voya IM	Voya Global High	$1 - $10,000
Dividend Low Volatility
Fund
		Voya Multi-Manager	None
Emerging Markets Equity
Fund

4As of August 31, 2025.

5In addition to the investments shown in this table, Mr. Shtern has allocated a dollar range of $10,001 - $50,000 in Fund shares to an investment option that tracks the performance of Voya Global High Dividend Low Volatility Fund.

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